Note 9 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2017 USD ($)
2018	$ 12,862,000
2019	23,434,972
2020	14,851,327
2021	14,601,000
2022	934,000
Thereafter	7,728,972
Total	$ 74,412,271